Debt - Schedule of Debt (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Debt [Line Items]
Loans	$ 6,028,791	$ 3,972,648
Represented by:
Current liabilities	3,122,678	1,863,110
Non-current liabilities	2,906,113	2,109,538
Loan 1 – Property loan [Member]
Schedule of Debt [Line Items]
Loans	1,689,025	1,801,718
Loan 2 – Bridge loan [Member]
Schedule of Debt [Line Items]
Loans	192,686	488,841
Loan 3 – Bridge loan [Member]
Schedule of Debt [Line Items]
Loans	177,969	342,602
Loan 4 – Money market loan [Member]
Schedule of Debt [Line Items]
Loans	1,617,290	1,339,487
Loan 5 – Property loan [Member]
Schedule of Debt [Line Items]
Loans	1,064,773
Loan 6 – Convertible note [Member]
Schedule of Debt [Line Items]
Loans	940,777
Loan 7 – Business Venture loan [Member]
Schedule of Debt [Line Items]
Loans	$ 346,971